Current deferred liabilities (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current deferred liabilities [Abstract]
Deferred revenue	£ 27,118	£ 28,457
Deferred rent	0	65
Deferred liabilities	£ 27,118	£ 28,522